Note 19 - Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended
	Nov. 21, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 03, 2012
Note 19 - Contingencies (Details) [Line Items]
				$ 9,422,000
Litigation Settlement, Amount	9,488,926	75,000	0	100,000
Attorney's Fees Awarded to MPS [Member]
Note 19 - Contingencies (Details) [Line Items]
Loss Contingency, Damages Awarded, Value					8,419,429
Costs Awarded to MPS - Order 1 [Member]
Note 19 - Contingencies (Details) [Line Items]
Loss Contingency, Damages Awarded, Value					663,151
Costs Awarded to MPS - Order 2 [Member]
Note 19 - Contingencies (Details) [Line Items]
Loss Contingency, Damages Awarded, Value					$ 339,315